Mineral Stream Interests	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Year Ended December 31, 2025

	Cost				Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2025
(in thousands)	Balance Jan 1, 2025	Additions	Disposal 2	Balance Dec 31, 2025	Balance Jan 1, 2025	Depletion	Balance Dec 31, 2025

Gold interests
Salobo	$3,429,911	$144,000	$-	$3,573,911	$(834,426)	$(118,775)	$(953,201)	$2,620,710
Sudbury 3	623,864	-	-	623,864	(382,313)	(23,057)	(405,370)	218,494
Constancia	140,058	-	-	140,058	(75,732)	(12,042)	(87,774)	52,284
San Dimas	220,429	-	-	220,429	(83,948)	(11,263)	(95,211)	125,218
Stillwater 4	239,352	-	-	239,352	(31,892)	(3,258)	(35,150)	204,202
Blackwater	340,231	-	-	340,231	-	(9,183)	(9,183)	331,048
Platreef	275,702	-	-	275,702	-	-	-	275,702
Other 5	419,174	1,110,110	(16,006)	1,513,278	(53,791)	(2,355)	(56,146)	1,457,132

	$5,688,721	$1,254,110	$(16,006)	$6,926,825	$(1,462,102)	$(179,933)	$(1,642,035)	$5,284,790

Silver interests
Peñasquito	$524,626	$-	$-	524,626	$(280,161)	$(37,599)	$(317,760)	$206,866
Antamina	900,343	-	-	900,343	(409,572)	(31,688)	(441,260)	459,083
Constancia	302,948	-	-	302,948	(137,570)	(13,975)	(151,545)	151,403
Blackwater	140,908	30,039	-	170,947	-	(3,445)	(3,445)	167,502
Other 6	1,115,154	53,315	-	1,168,469	(593,432)	(18,150)	(611,582)	556,887

	$2,983,979	$83,354	$-	$3,067,333	$(1,420,735)	$(104,857)	$(1,525,592)	$1,541,741

Palladium interests
Stillwater 4	$263,721	$-	$-	$263,721	$(50,542)	$(4,287)	$(54,829)	$208,892
Platreef	78,814	-	-	78,814	-	-	-	78,814

	$342,535	$-	$-	$342,535	$(50,542)	$(4,287)	$(54,829)	$287,706

Platinum interests
Marathon	$9,451	$-	$-	$9,451	$-	$-	$-	$9,451
Platreef	57,584	-	-	57,584	-	-	-	57,584

	$67,035	$-	$-	$67,035	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay	$393,422	$-	$-	$393,422	$(162,733)	$(14,812)	$(177,545)	$215,877

	$9,475,692	$1,337,464	$(16,006)	$10,797,150	$(3,096,112)	$(303,889)	$(3,400,001)	$7,397,149

1)	Includes cumulative impairment charges to December 31, 2025 as follows: El Alto silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	See Note 12 - Partial Disposition of the Cangrejos PMPA.
3)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
4)	Comprised of the Stillwater and East Boulder gold and palladium interests.
5)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley and Hemlo gold interests. The additions to other gold interests includes Kone - $469 million, Hemlo - $300 million, Kurmuk - $131 million, Fenix - $125 million, Spring Valley - $50 million, El Domo - $32 million
,
Cangrejos - $3 million

and Kudz Ze Kayah - $1 million.

6)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Mineral Park - $40 million
,
El Domo - $12
million and Kudz Ze Kayah - $1 million.

	Year Ended December 31, 2024

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2024
(in thousands)	Balance Jan 1, 2024	Additions	Balance Dec 31, 2024	Balance Jan 1, 2024	Depletion	Impairment Charge	Balance Dec 31, 2024

Gold interests
Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(85,934)	$-	$(834,426)	$2,595,485
Sudbury 2	623,864	-	623,864	(361,379)	(20,934)	-	(382,313)	241,551
Constancia	140,058	-	140,058	(59,793)	(15,939)	-	(75,732)	64,326
San Dimas	220,429	-	220,429	(75,707)	(8,241)	-	(83,948)	136,481
Stillwater 3	239,352	-	239,352	(27,883)	(4,009)	-	(31,892)	207,460
Blackwater	340,231	-	340,231	-	-	-	-	340,231
Platreef	-	275,702	275,702	-	-	-	-	275,702
Other 4	315,956	103,218	419,174	(52,498)	(1,293)	-	(53,791)	365,383

	$5,309,801	$378,920	$5,688,721	$(1,325,752)	$(136,350)	$-	$(1,462,102)	$4,226,619

Silver interests
Peñasquito	$524,626	$-	$524,626	$(248,394)	$(31,767)	$-	$(280,161)	$244,465
Antamina	900,343	-	900,343	(380,813)	(28,759)	-	(409,572)	490,771
Constancia	302,948	-	302,948	(123,365)	(14,205)	-	(137,570)	165,378
Blackwater	140,908	-	140,908	-	-	-	-	140,908
Other 5	1,018,655	96,499	1,115,154	(577,450)	(15,982)	-	(593,432)	521,722

	$2,887,480	$96,499	$2,983,979	$(1,330,022)	$(90,713)	$-	$(1,420,735)	$1,563,244

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(7,488)	$-	$(50,542)	$213,179
Platreef	-	78,814	78,814	-	-	-	-	78,814

	$263,721	$78,814	$342,535	$(43,054)	$(7,488)	$-	$(50,542)	$291,993

Platinum interests
Marathon	$9,451	$-	$9,451	$-	$-	$-	$-	$9,451
Platreef	-	57,584	57,584	-	-	-	-	57,584

	$9,451	$57,584	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(11,266)	$(108,861)	$(162,733)	$230,689

	$8,863,875	$611,817	$9,475,692	$(2,741,434)	$(245,817)	$(108,861)	$(3,096,112)	$6,379,580

1)	Includes cumulative impairment charges to December 31, 2024 as follows: El Alto silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes:

Kudz Ze Kayah -$14 million; Cangrejos - $16 million; Marmato - $40 million;
and Kurmuk -
$44 million; less a repayment relative to El Domo - $10 million to be re-advanced
at a later date.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $25 million; and Mineral Park - $75 million; less a repayment relative to El Domo - $3 million to be re-advanced
at a later date.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving commercial production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2025			December 31, 2024

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,294,535	$326,175	$2,620,710	$2,269,310	$326,175	$2,595,485
Sudbury 1	181,401	37,093	218,494	199,840	41,711	241,551
Constancia	48,761	3,523	52,284	60,721	3,605	64,326
San Dimas	46,440	78,778	125,218	47,187	89,294	136,481
Stillwater 2	184,568	19,634	204,202	187,826	19,634	207,460
Blackwater	317,940	13,108	331,048	-	340,231	340,231
Platreef	-	275,702	275,702	-	275,702	275,702
Other 3	92,269	1,364,863	1,457,132	16,706	348,677	365,383

	$3,165,914	$2,118,876	$5,284,790	$2,781,590	$1,445,029	$4,226,619

Silver interests
Peñasquito	$206,866	$-	$206,866	$244,465	$-	$244,465
Antamina	213,280	245,803	459,083	143,753	347,018	490,771
Constancia	145,029	6,374	151,403	158,896	6,482	165,378
Blackwater	167,502	-	167,502	-	140,908	140,908
Other 4	210,203	346,684	556,887	122,498	399,224	521,722

	$942,880	$598,861	$1,541,741	$669,612	$893,632	$1,563,244

Palladium interests
Stillwater 2	$201,404	$7,488	$208,892	$205,691	$7,488	$213,179
Platreef	-	78,814	78,814	-	78,814	78,814

	$201,404	$86,302	$287,706	$205,691	$86,302	$291,993

Platinum interests
Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451
Platreef	-	57,584	57,584	-	57,584	57,584

	$-	$67,035	$67,035	$-	$67,035	$67,035

Cobalt interests
Voisey’s Bay	$204,022	$11,855	$215,877	$217,300	$13,389	$230,689

	$4,514,220	$2,882,929	$7,397,149	$3,874,193	$2,505,387	$6,379,580

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley and Hemlo gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, El Alto (previously referred to as Pascua-Lama), Copper World Complex, Marmato, Cozamin, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Significant acquisitions, amendments and disposals of mineral stream interests (if any) in the years ended December 31, 2025 and December 31, 2024 are outlined below. The percentage of payable production and other key PMPA terms for all mineral stream interests are described in Note 27.
Acquisition of Existing Platreef & Kudz Ze Kayah PMPAs
On February 27, 2024, the Company closed the previously announced agreement with certain entities advised by Orion Resource Partners (“Orion”) to acquire existing streams in respect of Ivanhoe Mines’ Platreef Project (the “Platreef Streams”) and BMC Minerals’ Kudz Ze Kayah (“KZK”) Project (the “Kudz Ze Kayah Streams”). On February 27, 2024, the Company paid $450 million to Orion.
The Platreef Project is located in Johannesburg, South Africa, while the Kudz Ze Kayah stream is located in Yukon, Canada.
Amendment to the Fenix PMPA
On October 21, 2024, the Company amended the Fenix PMPA, in exchange for which, the Company paid an additional upfront cash consideration of $100 million.
Acquisition of the Koné Gold PMPA
On October 23, 2024, the Company entered into a PMPA (the “Koné Gold PMPA”) with Montage Gold Corp. (“Montage”) in respect of its 90% owned Koné Gold Project located in Côte d’Ivoire. Under the terms of the Koné Gold PMPA, the Company is committed to pay Montage total upfront cash payments of $625 million, payable in four equal installment payments during construction, subject to certain conditions. As at December 31, 2025 the Company has made the first three installments.
Acquisition of the Kurmuk PMPA
On December 5, 2024, the Company entered into a PMPA (the “Kurmuk Gold PMPA”) with Allied Gold Corporation (“Allied”) in respect of its Kurmuk project located in Ethiopia. Under the terms of the agreement, Wheaton paid Allied total upfront cash payments of $175 million.
Amendment to the Blackwater PMPA
On March 7, 2025, the Company amended its PMPA (the “Blackwater Silver PMPA”) with Artemis Gold Inc. (“Artemis”) in respect of silver production from the Blackwater project located in British Columbia, Canada (the “Blackwater Project”). Under the Blackwater Silver PMPA, Wheaton will acquire an amount of silver equal to
50% of the payable silver until 17.8 million ounces have been delivered and 33% of payable silver thereafter for the life of the mine.
As a result of the amendment, the amount of payable silver will be based on a multiple ranging from 5.07 to 5.17 of the number of ounces of gold produced, rather than being based on a fixed silver recovery factor. The ratio is currently 5.17. Once 17.8 million ounces of silver have been delivered, the determination of payable silver will revert to being based on a fixed silver recovery factor, consistent with the previous terms of the Blackwater Silver PMPA. On March 10, 2025, the Company paid Artemis $30 million in connection with this amendment.
Amendment to the Kudz Ze Kayah (“KZK”) PMPA
On October 8, 2025, the Company amended its PMPA with BMC Minerals Ltd. (“BMC”) in respect of the KZK project, with the amendment including the elimination of BMC Minerals’ one-time option to repurchase 50% of the stream for a period of 30 days after June 22, 2026 and the Company’s right to repayment on certain conditions being met. In connection with the amendment, the Company advanced an additional upfront deposit of $2.5 million to BMC at the time of execution and has committed to advance an additional $15 million deposit on KZK achieving certain permitting milestones.
Acquisition of the Spring Valley PMPA
On November 6, 2025, the Company entered into a PMPA (the “Spring Valley PMPA”) with Waterton Gold Corp., a subsidiary of Waterton Gold LP (“Waterton Gold”), in respect of gold production from the Spring Valley project located in Nevada, USA (“Spring Valley”). Under the terms of the Spring Valley PMPA, the Company is committed to pay Waterton Gold total upfront cash consideration of $
670
million in installments as various conditions are satisfied, with the initial payment being paid on December 11, 2025. The Company has also provided a cost overrun facility (the “Spring Valley Facility”) of up to
$150
million, accessible during an availability period commencing once the full upfront consideration has been paid under the Spring Valley PMPA. The Spring Valley Facility has a maturity date of three years following the first drawdown under the Spring Valley Facility.

Acquisition of the Hemlo PMPA
On November 26, 2025, the Company entered into a PMPA (the “Hemlo PMPA”) with Hemlo Mining Corp. (“Hemlo”) in respect of gold production from the currently operating Hemlo mine located in Ontario, Canada. Under the terms of the Hemlo PMPA, which will deliver immediate production and cash flow to the Company, the Company paid Hemlo total upfront cash consideration of $300 million.
Partial Disposition of the Cangrejos PMPA
On May 16, 2023, the Company entered into a PMPA (the “Cangrejos PMPA”) with Lumina Gold Corp. (“Lumina”) in respect of its 100% owned Cangrejos gold-copper project located in El Oro Province, Ecuador. Under the terms of the agreement, Wheaton was to purchase 6.6% of the payable gold production until 700,000 ounces of gold have been delivered, at which point the stream would be reduced to 4.4% of the payable gold production for the life of the mine.
On June 23, 2025, CMOC Singapore Pte. Ltd., a Singapore entity and a subsidiary of CMOC Group Limited (collectively “CMOC”) announced that it had completed its previously disclosed acquisition of Lumina. As a result of this change of control, on September 16, 2025, CMOC exercised the option to acquire 33% of the stream under the Cangrejos PMPA in exchange for a cash payment in the amount of $102 million, resulting in a gain on the partial disposal of the Cangrejos PMPA in the amount of $86 million, calculated as follows:

(in thousands)

Proceeds received on 33% buyback of Cangrejos	$101,730

Less: 33% carrying value	(16,006)

Gain on partial disposal of the Cangrejos PMPA	$85,724
In connection with the exercise of the option, the Company’s attributable gold production has been modified such that the Company will purchase an amount of gold equal to 4.4% (previously 6.6%) of the payable gold production until the Company has received 469,000 ounces of gold under the Cangrejos PMPA, dropping to 2.9% (previously 4.4%) of the payable gold production for the life of the mine.